Related party transactions (Details 3 - Textual) - EUR (€) € in Thousands	6 Months Ended
	Nov. 30, 2021	Dec. 31, 2021
Matt Maloney | Grubhub Inc
Related party transactions
Key management personnel compensation, pro-rata payment of annual base fee amount	€ 250
Key management personnel compensation, annual base fee amount	€ 450
David Fisher | Ordinary shares
Related party transactions
Number of share vested options outstanding		31,530
Number of share options exercisable		31,530
David Fisher | American Depositary Shares (“ADSs”)
Related party transactions
Number of american depositary shares outstanding		20,330
Number of american depositary shares exercisable		157,650
Lloyd Frink | Ordinary shares
Related party transactions
Number of share vested options outstanding		37,168
Number of share options exercisable		37,168
Lloyd Frink | American Depositary Shares (“ADSs”)
Related party transactions
Number of american depositary shares outstanding		282,354
Number of american depositary shares exercisable		185,840